REVENUE FROM CONTRACT WITH CUSTOMERS (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of disaggregated revenue information

	Six months ended June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Type of goods or services
Construction contract revenue	12,639	8,690	1,198
Operation and maintenance services	—	405	56
Operation services of service concession arrangement	3,433	3,121	430
Total revenue from contracts with customers	16,072	12,216	1,684

Geographic market
Mainland China	16,072	12,216	1,684

Timing of revenue recognition
Over time	16,072	12,216	1,684
Total revenue from contracts with customers	16,072	12,216	1,684